Corporate Income Tax Expenses (Benefit) - Summary of Details of Corporate Income Tax Expense (Benefit) (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Corporate tax paid(refund)	$ 0		$ (3,035)		$ (678)	$ 0
Changes in deferred tax due to temporary differences	0		23,116		0	(1,031,269)
Corporate tax expense directly reflected in capital	0		0		0	171,218
Others	0	[1]	0	[1]	2,861,757	(651,645)
Income tax expense (benefit)	$ 0		$ 20,081		$ 2,861,079	$ (1,511,696)	$ (3,599,507)

[1]	The Company has elected not to recognize deferred tax assets due to the determination that it was improbable that taxable profit could be generated to offset the deductible temporary differences. Consequently, the amounts of deferred tax assets previously recognized have been recognized as corporate tax expense in the year 2023.